Exhibit 99.1

World Omni Auto Receivables Trust 2018-B

Monthly Servicer Certificate

November 30, 2020

Dates Covered
Collections Period	11/01/20 - 11/30/20
Interest Accrual Period	11/16/20 - 12/14/20
30/360 Days	30
Actual/360 Days	29
Distribution Date	12/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/20	258,120,042.71	17,762
Yield Supplement Overcollateralization Amount 10/31/20	12,164,671.05	0
Receivables Balance 10/31/20	270,284,713.76	17,762
Principal Payments	12,475,020.69	398
Defaulted Receivables	342,488.47	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/20	11,301,174.64	0
Pool Balance at 11/30/20	246,166,029.96	17,344

Pool Statistics	$ Amount	# of Accounts
Pool Factor	29.22%
Prepayment ABS Speed	1.22%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	3,260,023.95	171
Past Due 61-90 days	866,771.94	46
Past Due 91-120 days	219,216.73	13
Past Due 121+ days	0.00	0
Total	4,346,012.62	230

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.69%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.42%
Delinquency Trigger Occurred	NO

Recoveries	313,601.10
Aggregate Net Losses/(Gains) - November 2020	28,887.37
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.13%
Prior Net Losses Ratio	0.47%
Second Prior Net Losses Ratio	0.04%
Third Prior Net Losses Ratio	-0.37%
Four Month Average	0.07%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.99%

Overcollateralization Target Amount	8,171,418.89
Actual Overcollateralization	8,171,418.89
Weighted Average APR	2.96%
Weighted Average APR, Yield Adjusted	6.07%
Weighted Average Remaining Term	36.03

Flow of Funds	$ Amount
Collections	16,045,080.55
Investment Earnings on Cash Accounts	171.83
Servicing Fee(1)	(225,237.26)
Transfer to Collection Account	0.00
Available Funds	15,820,015.12

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	548,712.79
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	3,782,593.86
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,171,418.89
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	645,515.91
(10) Collection Account Redeposits	2,607,000.00

Total Distributions of Available Funds	15,820,015.12

Servicing Fee	225,237.26
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 11/16/20	249,948,623.82
Principal Paid	11,954,012.75
Note Balance @ 12/15/20	237,994,611.07

Class A-1
Note Balance @ 11/16/20	0.00
Principal Paid	0.00
Note Balance @ 12/15/20	0.00
Note Factor @ 12/15/20	0.0000000%

Class A-2
Note Balance @ 11/16/20	0.00
Principal Paid	0.00
Note Balance @ 12/15/20	0.00
Note Factor @ 12/15/20	0.0000000%

Class A-3
Note Balance @ 11/16/20	153,708,623.82
Principal Paid	11,954,012.75
Note Balance @ 12/15/20	141,754,611.07
Note Factor @ 12/15/20	51.9628340%

Class A-4
Note Balance @ 11/16/20	71,720,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	71,720,000.00
Note Factor @ 12/15/20	100.0000000%

Class B
Note Balance @ 11/16/20	24,520,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	24,520,000.00
Note Factor @ 12/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	613,486.46
Total Principal Paid	11,954,012.75
Total Paid	12,567,499.21

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.87000%
Interest Paid	367,619.79
Principal Paid	11,954,012.75
Total Paid to A-3 Holders	12,321,632.54

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7641454
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.8896577
Total Distribution Amount	15.6538031

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.3475799
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	43.8196948
Total A-3 Distribution Amount	45.1672747

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	316.43
Noteholders' Principal Distributable Amount	683.57

Account Balances	$ Amount
Reserve Account
Balance as of 11/16/20	2,042,854.72
Investment Earnings	68.65
Investment Earnings Paid	(68.65)
Deposit/(Withdrawal)	-
Balance as of 12/15/20	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,203,967.58	$1,422,054.19	$1,193,883.41
Number of Extensions	60	74	60
Ratio of extensions to Beginning of Period Receivables Balance	0.45%	0.50%	0.40%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.